Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	6 Months Ended
Jun. 30, 2019
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities. The table excludes cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

		December 31, 2018		June 30, 2019
Financial Asset/Liability	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
2018 Bonds (note 7)	Level 2	(69,337)	(66,004)	(70,289)	(69,235)
2017 Bonds (note 8)	Level 2	(100,000)	(96,481)	(100,000)	(100,000)
Secured term loan facilities and revolving credit facilities (note 6)	Level 2	(675,738)	(588,713)	(692,026)	(592,255)